Accrued Liabilities	8 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accrued Liabilities [Abstract]
ACCRUED LIABILITIES

NOTE 5 – ACCRUED LIABILITIES

Accrued liabilities consisted of the following:

	September 30, 2024	December 31, 2023
	(Successor)	(Predecessor)
Employee-related liabilities	$49,117	$68,697
Accrued taxes	85,148	-
Accrued legal expenses	172,000	46,466
Accrued interest	-	27,637
Penalty for late S-1 filing and effectiveness	645,693	-
Accrued consulting and professional services	538,000	-
Accrued toxicology expense	144,619	-
Accrued clinical services	26,879	-
Other accrued expenses	31,071	1,833
	$1,692,527	$144,633

NOTE 5 – ACCRUED LIABILITIES

Accrued liabilities consisted of the following as of December 31, 2023 and 2022:

	2023	2022
Employee-related liabilities	$68,697	$19,758
Accrued legal expenses	46,466	18,040
Accrued interest	27,637	12,014
Accrued consulting expenses	1,833	50,582
	$144,633	$100,394